Document and Entity Information	Sep. 23, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001937653
Document Type	8-K/A
Document Period End Date	Sep. 23, 2026
Entity Registrant Name	Zymeworks Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41535
Entity Tax Identification Number	88-3099146
Entity Address, Address Line One	108 Patriot Drive
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Middletown
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19709
City Area Code	(302)
Local Phone Number	274-8744
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	ZYME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On September 23, 2026, Zymeworks Inc., a Delaware corporation (the “Zymeworks”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the U.S. Securities and Exchange Commission (the “SEC”) in connection with the completion of Zymeworks’ acquisition contemplated pursuant to the terms and conditions of the Agreement and Plan of Merger, dated June 28, 2026 (the “Merger Agreement”), by and among Zymeworks, Theravance Biopharma, Inc., an exempted company with limited liability incorporated under the Laws of the Cayman Islands (“Theravance”) and Zymeworks Merger Sub 1, an exempted company with limited liability incorporated under the Laws of the Cayman Islands and a wholly owned subsidiary of Zymeworks (“Merger Sub”), pursuant to which Merger Sub merged with and into Theravance (the “Merger”), with Theravance surviving the Merger as a wholly owned subsidiary of Zymeworks. This Current Report on Form 8-K/A (this “Amendment”) amends the Original Form 8-K to provide the historical financial statements and pro forma financial information required by Item 9.01 of Form 8-K, which were omitted from the Original Form 8-K as permitted by paragraphs (a)(3) and (b)(2) of Item 9.01 of Form 8-K. The presentation of the Target Financial Statements (as defined below), including the level of detail provided therein, is not necessarily indicative of how Zymeworks intends to present its financial results in the future. The pro forma financial information included in this Amendment has been presented for informational purposes only, as required by Form 8-K. Such pro forma financial information does not purport to represent the actual results of operations that Zymeworks would have achieved had it completed the Merger prior to the periods presented in the pro forma financial information, and it is not intended as a projection of the future results of operations that Zymeworks may achieve after the Merger. No other amendments are being made to the Original Form 8-K by this Amendment. This Amendment should be read in conjunction with the Original Form 8-K, which provides a more complete description of the Merger.